May 01, 2018

AMG FUNDS III

AMG Managers Global Income Opportunity Fund

Supplement dated December 10, 2018 to the Prospectus and Statement of Additional Information,

each dated May 1, 2018, as supplemented September 12, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Global Income Opportunity Fund (the “Fund”), a series of AMG Funds III, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds III has approved the elimination of Redemption/Exchange Fees for the Fund. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Funds” section for the Fund. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.